Other matters (Details) € in Millions, ₨ in Billions				1 Months Ended	2 Months Ended	4 Months Ended
	Aug. 31, 2018 INR (₨)	Aug. 30, 2018	Jul. 25, 2018 EUR (€) item	Aug. 31, 2018 INR (₨)	Jun. 10, 2017	Sep. 30, 2018	Aug. 31, 2018 EUR (€)	Jul. 11, 2018 EUR (€)
Vodafone India (excluding interest in Indus Towers)
Other matters
Net cash outflow	₨ 60			₨ 60			€ 800.0
Vodafone Idea
Other matters
Percentage of stake owned	45.20%
TPG and VHA
Other matters
Frequency of spectrum acquired in MHz		3,600
Aditya Birla Group | Vodafone Idea
Other matters
Total enterprise value	₨ 26			₨ 26			€ 300.0
Aditya Birla Group | Vodafone Idea
Other matters
Ownership interest sold (as a percentage)	4.80%			4.80%
Vodacom Group Limited
Other matters
Proportion of ownership interest in subsidiary					64.50%	60.50%
Vodafone Greece | CYTA Telecommunications Hellas S.A
Other matters
Total enterprise value | €								€ 118.0
Vodafone Spain
Other matters
Frequency of spectrum acquired in MHz			90
Frequency of spectrum available for auction in MHz			3,700
Spectrum Payments | €			€ 198.1
Number of equal annual instalments			20
Interest rate			2.35%
Vodafone Hutchison Australia Pty Limited | MergeCo
Other matters
Economic interest ( in percent)		25.05%
TPG | MergeCo
Other matters
Economic interest ( in percent)		49.90%
Aditya Birla Group | Vodafone Idea
Other matters
Percentage of stake owned	26.00%